Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share capital and reserves
Schedule of share capital

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	19,764,141	—
	19,764,141	—
Issued and fully paid
Balance at January 1, 2023	19,709,240	—
Issue of shares resulting from options exercise	54,901	—
Balance at December 31, 2023	19,764,141	—

	2024	2024
	Number of shares	US$

Ordinary shares of $0 each	18,111,016	—
	18,111,016	—
Issued and fully paid
Balance at January 1, 2024	19,764,141	—
Issue of ordinary shares related to business combination	84,298	—
Issue of shares resulting from options exercise	19,487	—
Repurchase of shares under the put options and expiration of the put options	(101,601)	—
Repaid fractional shares due to reverse stock split	(97)	—
Shares issued in the ATM	214	—
Repurchase of the shares resulted from Tender offer	(1,655,426)	—
Balance at December 31, 2024	18,111,016	—